Financial instruments - classification - Amount receivable under finance leases (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Amount receivable under finance leases
Total lease payments	£ 9,953	£ 9,690
Unguaranteed residual values	(150)	(169)
Future drawdowns	(12)	(12)
Unearned income	(1,001)	(1,025)
Present value of lease payments	9,090	8,822
Impairments	(92)	(91)
Net investment in finance lease	8,998	8,731
Within 1 year
Amount receivable under finance leases
Total lease payments	3,493	3,340
1 to 2 years
Amount receivable under finance leases
Total lease payments	2,499	2,358
2 to 3 years
Amount receivable under finance leases
Total lease payments	1,612	1,625
3 to 4 years
Amount receivable under finance leases
Total lease payments	842	900
4 to 5 years
Amount receivable under finance leases
Total lease payments	464	388
After 5 years
Amount receivable under finance leases
Total lease payments	£ 1,043	£ 1,079